Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2025
Accumulated other comprehensive income
Accumulated other comprehensive income

Note 29.Accumulated other comprehensive income

USD’000
Accumulated other comprehensive income as at December 31, 2023		4,041
Total net foreign currency translation adjustments	315
Total defined benefit pension adjustment	(1,206)
Total other comprehensive income / (loss), net		(891)
Accumulated other comprehensive income as at December 31, 2024		3,150
Total net foreign currency translation adjustments	323
Total unrealized gain on available-for-sale debt securities	25
Total defined benefit pension adjustment	(72)
Total other comprehensive income / (loss), net		276
Accumulated other comprehensive income as at December 31, 2025		3,426

There is no income tax expense or benefit allocated to other comprehensive income.